Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022
Basis of presentation [line items]
Other assets		$ 42,387	$ 37,806
Liabilities		1,325,361	1,270,883
Assets		$ 1,409,647	1,347,006
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Indian Accounting Standard Forty [Member]
Basis of presentation [line items]
Other assets				$ 132
Stockholders equity after tax				132
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 17 [member]
Basis of presentation [line items]
Stockholders equity after tax				1,106
Liabilities				2,181
Assets				$ 1,075
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 9 [member]
Basis of presentation [line items]
Liabilities			52,500
Assets			$ 52,500
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		50.00%
Useful lives of Intangible assets other than goodwill		15 years
Tax rate effect from change in tax rate	65.00%